Fair Value - Qualitative Information About Level 3 Fair Value Measurements for Financial Instruments Measured at Fair Value on a Non-recurring Basis (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	$ 6,399	$ 3,574
Other loans, net (3)	5,570,136	5,247,021
Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	6,399	3,574
Other loans, net (3)	3,674	6,520
Commercial real estate | Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	4,059	2,735
Other loans, net (3)	2,295	2,295
Commercial real estate | Nonrecurring basis | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	4,059	2,735
Commercial | Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	1,635	127
Commercial | Nonrecurring basis | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	1,635	127
Construction real estate | Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other loans, net (3)	729	3,204
Residential real estate | Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	705	712
Other loans, net (3)	650	1,021
Residential real estate | Nonrecurring basis | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	705	712
Other Real Estate Owned, Commercial [Member] | Nonrecurring basis | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other loans, net (3)	2,295	2,295
Other Real Estate Owned, Construction [Member] | Nonrecurring basis | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other loans, net (3)	729	3,204
Other Real Estate Owned, Residential [Member] | Nonrecurring basis | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other loans, net (3)	650	1,021
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	6,399	3,574
Other loans, net (3)	5,570,136	5,247,021
Fair Value, Inputs, Level 3 [Member] | Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	6,399	3,574
Other loans, net (3)	3,674	6,520
Fair Value, Inputs, Level 3 [Member] | Commercial real estate | Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	4,059	2,735
Other loans, net (3)	2,295	2,295
Fair Value, Inputs, Level 3 [Member] | Commercial | Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	1,635	127
Fair Value, Inputs, Level 3 [Member] | Construction real estate | Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other loans, net (3)	729	3,204
Fair Value, Inputs, Level 3 [Member] | Residential real estate | Nonrecurring basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans carried at fair value	705	712
Other loans, net (3)	$ 650	$ 1,021
Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Construction real estate | Low | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input		0.150
Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Construction real estate | High | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input		0.150
Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Construction real estate | Weighted Average [Member] | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input		0.150
Measurement input replacement cost [Member] | Fair Value, Inputs, Level 3 [Member] | Cost approach | Commercial real estate | Low | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.042	0.901
Measurement input replacement cost [Member] | Fair Value, Inputs, Level 3 [Member] | Cost approach | Commercial real estate | High | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.901	0.901
Measurement input replacement cost [Member] | Fair Value, Inputs, Level 3 [Member] | Cost approach | Commercial real estate | Weighted Average [Member] | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.110	0.901
Measurement Input, Cap Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Income approach | Commercial real estate | Low | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.095	0.090
Measurement Input, Cap Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Income approach | Commercial real estate | Low | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.130	0.130
Measurement Input, Cap Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Income approach | Commercial real estate | High | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.108	0.110
Measurement Input, Cap Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Income approach | Commercial real estate | High | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.130	0.130
Measurement Input, Cap Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Income approach | Commercial real estate | Weighted Average [Member] | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.106	0.099
Measurement Input, Cap Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Income approach | Commercial real estate | Weighted Average [Member] | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.130	0.130
Measurement Input, Cap Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Income approach | Residential real estate | Low | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.105	0.105
Measurement Input, Cap Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Income approach | Residential real estate | High | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.105	0.105
Measurement Input, Cap Rate [Member] | Fair Value, Inputs, Level 3 [Member] | Income approach | Residential real estate | Weighted Average [Member] | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.105	0.105
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Commercial real estate | Low | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.000	0.000
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Commercial real estate | Low | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.009	0.000
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Commercial real estate | High | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	1.075	0.900
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Commercial real estate | High | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.684	0.684
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Commercial real estate | Weighted Average [Member] | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.311	0.227
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Commercial real estate | Weighted Average [Member] | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.347	0.347
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Construction real estate | Low | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.050	0.000
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Construction real estate | Low | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.000	0.000
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Construction real estate | High | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.900	0.048
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Construction real estate | High | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.450	0.900
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Construction real estate | Weighted Average [Member] | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.261	0.024
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Construction real estate | Weighted Average [Member] | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.217	0.245
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Residential real estate | Low | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.000	0.003
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Residential real estate | Low | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.304	0.012
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Residential real estate | High | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.400	0.330
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Residential real estate | High | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.546	0.797
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Residential real estate | Weighted Average [Member] | Loans receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans Receivable, Measurement Input	0.132	0.125
Measurement Input, Comparability Adjustment [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Market Approach [Member] | Residential real estate | Weighted Average [Member] | Other real estate owned
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned, Measurement Input	0.425	0.318